Intangible Assets (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 802,791	$ 811,154
Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	113,048	138,210
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,172,766	1,181,519
Gross carrying amount [Member] | Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	481,923	507,475	$ 509,458
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(368,875)	(370,365)
Accumulated depreciation, amortisation and impairment [Member] | Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(368,875)	(369,265)	(344,844)
Intangible assets with indefinite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	689,743	672,944
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	690,843	674,044	649,481
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (1,100)	$ (1,100)	$ (1,100)